Consolidated Statements of Financial Position - EUR (€) € in Thousands	Jun. 30, 2019	Dec. 31, 2018
Non-current assets
Intangible assets	€ 1,634	€ 1,613
Property, plant and equipment	26,090	15,274
Right of use	6,634
Other non-current financial assets	892	1,046
Total non-current assets	35,250	17,933
Current assets
Other current financial assets	78
Inventories	207	1,396
Trade and other receivables	917	30
Other current assets	14,651	14,111
Cash and cash equivalents	94,452	134,371
Total current assets	110,305	149,907
TOTAL ASSETS	145,555	167,840
Shareholders' equity
Share capital	1,794	1,794
Premiums related to share capital	281,685	281,745
Reserves	(137,245)	(99,524)
Translation reserve	77	(188)
Net loss for the period	(29,286)	(38,224)
Total shareholders' equity	117,025	145,602
Non-current liabilities
Provisions - non-current portion	473	347
Financial liabilities - non-current portion	1,302	1,243
Lease liabilities - non-current portion	8,095
Total Non-current liabilities	9,870	1,590
Current liabilities
Provisions - current portion	50
Financial liabilities - current portion	431	776
Lease liabilities - current portion	773
Trade and other payables	11,492	16,655
Other current liabilities	5,914	3,217
Total current liabilities	18,660	20,648
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	€ 145,555	€ 167,840